Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2024		2023
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	31
Gas	18-83	37	18-95	38
Transmission
Electric	20-85	42	20-90	41
Gas	10-80	35	10-85	36
Generation	2-95	22	2-95	23
Other	3-80	13	3-80	10

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2024
Distribution
Electric	15,771	(4,078)	11,693
Gas	7,148	(1,866)	5,282
Transmission
Electric	23,084	(4,865)	18,219
Gas	2,937	(894)	2,043
Generation	8,056	(3,110)	4,946
Other	5,014	(1,809)	3,205
Assets under construction	3,578	—	3,578
Land	490	—	490
	66,078	(16,622)	49,456

2023
Distribution
Electric	14,352	(3,708)	10,644
Gas	6,682	(1,736)	4,946
Transmission
Electric	19,886	(4,267)	15,619
Gas	2,751	(843)	1,908
Generation	7,192	(2,739)	4,453
Other	4,444	(1,645)	2,799
Assets under construction	2,581	—	2,581
Land	435	—	435
	58,323	(14,938)	43,385

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2024		2023
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-18	5	3-18	5
Land, transmission and water rights	30-85	52	30-90	52
Other	10-100	16	10-100	14

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2024
Computer software	1,035	(493)	542
Land, transmission and water rights	1,188	(210)	978
Other	143	(95)	48
Assets under construction	93	—	93
	2,459	(798)	1,661

2023
Computer software	1,040	(528)	512
Land, transmission and water rights	1,071	(182)	889
Other	132	(81)	51
Assets under construction	58	—	58
	2,301	(791)	1,510